Equity - Schedule of Assumptions (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Strike price	$ 58.00
Expected term	6 years	6 years 6 months
Dividend yield		0.00%	0.00%
Common stock warrant [Member]
Class of Warrant or Right [Line Items]
Strike price	$ 15.84	$ 15.25	$ 11.00
Volatility rate	80.00%	80.00%	80.00%
Risk-free rate	0.31%		2.40%
Expected term	3 years		5 years
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Class of Warrant or Right [Line Items]
Strike price		$ 11.00	$ 11.00
Expected term		5 years 6 months	6 years
Minimum [Member] | Common stock warrant [Member]
Class of Warrant or Right [Line Items]
Risk-free rate		0.19%
Expected term		3 years
Dividend yield		0.00%
Maximum [Member]
Class of Warrant or Right [Line Items]
Strike price		$ 15.25	$ 0.00
Expected term		6 years 6 months	6 years 6 months
Maximum [Member] | Common stock warrant [Member]
Class of Warrant or Right [Line Items]
Risk-free rate		0.28%
Expected term		5 years
Dividend yield		0.00%